DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Share price	$ 1.50
Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible debt	$ 0	$ 291,650